UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21522

Name of Fund: BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock S&P Quality Rankings Global Equity Managed Trust, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2010

Date of reporting period: 07/31/2010

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2010 (Unaudited)	BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY) (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Australia—4.7%
Australia & New Zealand Banking Group Ltd.	22,700	$474,970
BHP Billiton Ltd.	18,125	657,942
Foster’s Group Ltd.	113,300	591,585
National Australia Bank Ltd.	43,800	999,104
Santos Ltd.	91,300	1,101,018

		3,824,619

Belgium—0.9%
Mobistar SA	5,300	305,589
Solvay SA	4,200	410,971

		716,560

Canada—6.9%
Bank of Montreal	22,800	1,394,325
Bank of Nova Scotia	13,500	677,462
Enbridge, Inc.	15,250	742,289
Manulife Financial Corp.	18,700	297,221
National Bank of Canada	7,200	413,139
Royal Bank of Canada	28,900	1,510,148
Suncor Energy, Inc.	4,450	146,696
TransCanada Corp.	12,300	434,667

		5,615,947

Finland—0.8%
Kesko Oyj, B Shares	10,800	418,801
Nokia Oyj	26,300	247,662

		666,463

France—4.5%
AXA SA	14,500	266,220
Bouygues SA	10,700	451,589
PPR	1,800	240,967
Sanofi-Aventis SA	4,600	267,410
Schneider Electric SA	5,670	652,612
Societe Generale	4,400	252,698
Total SA	17,200	868,284
Vinci SA	13,700	663,180

		3,662,960

Germany—3.2%
Allianz SE	5,600	650,328
BASF SE	14,200	830,343
RWE AG	4,300	303,703
SAP AG	7,850	358,626
Siemens AG	4,700	459,756

		2,602,756

Greece—0.4%
National Bank of Greece SA (a)	11,000	160,626
OPAP SA	14,650	216,828

		377,454

Hong Kong—2.6%
Esprit Holdings Ltd.	68,860	432,749
Hang Seng Bank Ltd.	21,400	296,639
Hongkong Electric Holdings Ltd.	131,000	793,528
Hopewell Holdings Ltd.	180,000	569,019

		2,091,935

Italy—1.4%
Enel SpA	66,300	325,037
ENI SpA	41,800	854,176

		1,179,213

Japan—6.1%
Canon, Inc.	11,200	485,136
Hitachi Koki Co. Ltd.	38,400	341,402
Mitsui & Co. Ltd.	50,600	649,186
Nintendo Co. Ltd.	600	167,500
Oracle Corp. Japan	13,900	735,920
Ricoh Co. Ltd.	50,000	690,543
Sharp Corp.	37,000	405,066
Takeda Pharmaceutical Co. Ltd.	14,000	642,438

Common Stocks	Shares	Value

Japan—(concluded)
Toyota Motor Corp.	24,300	$853,025

		4,970,216

Netherlands—0.5%
Koninklijke (Royal) KPN NV	27,900	387,695

Portugal—0.5%
Portugal Telecom SGPS SA	41,300	454,408

Singapore—1.6%
K-Green Trust (a)	14,200	12,009
Keppel Corp. Ltd.	71,000	488,516
Singapore Technologies Engineering Ltd.	166,000	396,303
United Overseas Bank Ltd.	26,400	386,210

		1,283,038

Spain—2.1%
ACS Actividades de Construccion y
Servicios SA	7,900	342,298
Banco Santander SA (a)	18,433	240,360
Banco Santander SA	43,700	567,712
Iberdrola SA	40,600	285,680
Indra Sistemas SA	15,900	259,351

		1,695,401

Sweden—3.9%
Axfood AB	9,500	270,917
Hennes & Mauritz AB	28,400	895,229
Ratos AB, B Shares	24,500	699,452
Scania AB, B Shares	48,000	884,718
TeliaSonera AB	58,800	425,178

		3,175,494

Switzerland—0.8%
Nestle SA	6,900	341,046
Zurich Financial Services AG	1,544	360,335

		701,381

United Kingdom—7.8%
AstraZeneca Plc	17,700	887,474
Barclays Plc	53,300	276,055
BHP Billiton Plc	14,150	433,477
British American Tobacco Plc	17,300	595,202
GlaxoSmithKline Plc	32,425	566,127
HSBC Holdings Plc	128,100	1,302,675
Man Group Plc	76,400	260,279
Royal Dutch Shell Plc, A Shares	16,700	460,463
Scottish & Southern Energy Plc	35,000	609,009
Standard Chartered Plc (a)	33,550	969,316

		6,360,077

United States—47.5%
3M Co. (b)	6,600	564,564
Abbott Laboratories	14,225	698,163
Aflac, Inc.	8,950	440,250
Altria Group, Inc.	53,900	1,194,424
Ameren Corp.	27,200	690,064
American Express Co.	11,200	499,968
AT&T Inc. (b)	79,650	2,066,121
Automatic Data Processing, Inc.	11,700	482,859
Bank of America Corp.	23,475	329,589
Bristol-Myers Squibb Co. (b)	47,600	1,186,192
Caterpillar, Inc.	14,550	1,014,862
CenturyTel, Inc.	16,600	591,292
Chevron Corp.	21,625	1,648,041
Chubb Corp.	8,100	426,303
Cincinnati Financial Corp.	15,000	413,250
Coca-Cola Co. (The)	13,600	749,496
Consolidated Edison, Inc.	18,400	848,608
Dominion Resources, Inc.	11,100	466,089
Eaton Vance Corp.	13,700	410,452

1	JULY 31, 2010

Schedule of Investments (continued)	BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY) (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

United States—(concluded)
Emerson Electric Co.	33,300	$1,649,682
Equity Residential - REIT	13,200	605,220
Exxon Mobil Corp. (b)	35,400	2,112,672
General Electric Co.	68,900	1,110,668
Genuine Parts Co.	8,300	355,489
Goldman Sachs Group, Inc. (The)	3,650	550,493
HCP, Inc. - REIT	14,025	497,467
Health Care REIT, Inc.	13,200	598,092
Hewlett-Packard Co.	8,000	368,320
Home Depot, Inc.	15,000	427,650
Hudson City Bancorp, Inc.	30,625	380,363
Intel Corp.	52,800	1,087,680
International Business Machines Corp.	10,125	1,300,050
Johnson & Johnson	8,900	517,001
Kraft Food, Inc.	15,208	444,226
Liberty Property Trust - REIT	9,800	310,660
M&T Bank Corp.	5,900	515,306
McDonald’s Corp.	16,700	1,164,491
Merck & Co., Inc.	23,000	792,580
MetLife, Inc.	10,300	433,218
Microchip Technology, Inc.	23,900	727,755
Microsoft Corp.	45,500	1,174,355
Nationwide Health Properties, Inc. - REIT	18,225	681,979
PepsiCo, Inc.	9,800	636,118
Pfizer, Inc.	37,400	561,000
Philip Morris International, Inc.	14,900	760,496
PPG Industries, Inc.	9,625	668,649
Reynolds American, Inc.	8,400	485,688
Southern Co.	11,800	416,894
T. Rowe Price Group, Inc.	8,300	400,309
United Technologies Corp.	12,700	902,970
Wal-Mart Stores, Inc.	11,700	598,923
Wells Fargo & Co.	27,700	768,121

		38,725,172

Total Long-Term Investments (Cost—$81,431,809)—96.2%		78,490,789

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.23% (c)(d)	4,271,326	4,271,326

Total Short-Term Securities (Cost—$4,271,326)—5.2%		4,271,326

Total Investments Before Outstanding Options Written (Cost—$85,703,135*)—101.4%		82,762,115

Options Written	Contracts

Exchange-Traded Call Options Written—(0.4)%
3M Co., Strike Price USD 85, Expires 8/23/10	26	(4,797)
Abbott Laboratories, Strike Price USD 48, Expires 8/23/10	30	(4,530)
Abbott Laboratories, Strike Price USD 49, Expires 8/23/10	30	(2,535)
Aflac, Inc., Strike Price USD 47, Expires 8/23/10	35	(10,255)
Altria Group, Inc., Strike Price USD 21, Expires 8/23/10	110	(13,640)
American Express Co., Strike Price USD 44, Expires 8/23/10	45	(7,470)
AT&T Inc., Strike Price USD 26, Expires 8/23/10	160	(5,360)
Automatic Data Processing, Inc., Strike Price USD 43, Expires 9/20/10	47	(1,645)

Options Written	Contracts	Value

Exchange-Traded Call Options Written—(continued)
Bank of America Corp., Strike Price USD 14, Expires 8/23/10	95	$(3,990)
Bristol-Myers Squibb Co., Strike Price USD 26, Expires 8/23/10	140	(1,400)
Caterpillar, Inc., Strike Price USD 65, Expires 8/23/10	56	(30,240)
Coca-Cola Co. (The), Strike Price USD 52.50, Expires 8/23/10	54	(14,877)
Consolidated Edison, Inc., Strike Price USD 47, Expires 9/20/10	75	(2,625)
Dominion Resources, Inc., Strike Price USD 40, Expires 8/23/10	10	(2,125)
Eaton Vance Corp., Strike Price USD 30, Expires 8/23/10	55	(5,225)
Emerson Electric Co., Strike Price USD 47, Expires 8/23/10	130	(38,350)
Equity Residential - REIT, Strike Price USD 45, Expires 8/23/10	50	(9,500)
General Electric Co., Strike Price USD 15, Expires 8/23/10	50	(6,200)
General Electric Co., Strike Price USD 15, Expires 9/20/10	55	(7,810)
General Electric Co., Strike Price USD 16, Expires 8/23/10	170	(7,990)
Genuine Parts Co., Strike Price USD 40, Expires 8/23/10	33	(9,240)
Goldman Sachs Group, Inc. (The), Strike Price USD 145, Expires 8/23/10	15	(11,513)
HCP, Inc. - REIT, Strike Price USD 35, Expires 8/23/10	56	(6,300)
Health Care REIT, Inc., Strike Price USD 45, Expires 8/23/10	53	(4,770)
Hewlett-Packard Co., Strike Price USD 47, Expires 8/23/10	32	(2,496)
Home Depot, Inc., Strike Price USD 28, Expires 9/20/10	30	(4,110)
Home Depot, Inc., Strike Price USD 29, Expires 9/20/10	30	(2,520)
Hudson City Bancorp, Inc., Strike Price USD 12.50, Expires 9/20/10	120	(3,300)
Intel Corp., Strike Price USD 22, Expires 8/23/10	100	(850)
International Business Machines Corp., Strike Price USD 130, Expires 9/20/10	20	(4,620)
Johnson & Johnson, Strike Price USD 60, Expires 8/23/10	35	(630)
Kraft Food, Inc., Class A, Strike Price USD 29, Expires 8/23/10	60	(4,020)
M&T Bank Corp., Strike Price USD 95, Expires 8/23/10	24	(1,440)
Merck & Co., Inc., Strike Price USD 36, Expires 8/23/10	65	(1,170)
Merck & Co., Inc., Strike Price USD 37, Expires 8/23/10	25	(162)
Microchip Technology, Inc., Strike Price USD 30, Expires 8/23/10	100	(10,000)
PepsiCo, Inc., Strike Price USD 65, Expires 8/23/10	40	(3,500)
Pfizer, Inc., Strike Price USD 15, Expires 8/23/10	73	(2,628)
Pfizer, Inc., Strike Price USD 16, Expires 8/23/10	27	(297)
Philip Morris International, Inc., Strike Price USD 50, Expires 8/23/10	58	(8,642)
PPG Industries, Inc., Strike Price USD 65, Expires 8/23/10	39	(17,940)

JULY 31, 2010	2

Schedule of Investments (continued)	BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY)
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Exchange-Traded Call Options Written—(concluded)
Southern Co., Strike Price USD 34, Expires 8/23/10	2	$(295)
Southern Co., Strike Price USD 36, Expires 9/20/10	44	(1,980)
T. Rowe Price Group, Inc., Strike Price USD 50, Expires 8/23/10	33	(2,145)
United Technologies Corp., Strike Price USD 70, Expires 8/23/10	25	(5,287)
Wells Fargo & Co., Strike Price USD 28, Expires 8/23/10	110	(7,040)

Total Exchange-Traded Call Options Written		(297,459)

Over-the-Counter Call Options Written—(0.7)%
ACS Actividades de Construccion y Servicios SA, Strike Price EUR 33.39, Expires 9/28/10, Broker Citigroup Global Markets	3,200	(4,713)
Allianz SE, Strike Price EUR 91.91, Expires 9/28/10, Broker Morgan Stanley & Co., Inc.	2,300	(5,748)
Altria Group, Inc., Strike Price USD 22.38, Expires 9/10/10, Broker Goldman Sachs & Co.	10,600	(3,349)
Ameren Corp., Strike Price USD 25.71, Expires 8/13/10, Broker Credit Suisse First Boston	11,000	(2,300)
Astrazeneca Plc, Strike Price GBP 32.92, Expires 9/01/10, Broker Credit Suisse First Boston	7,000	(3,156)
AT&T Inc., Strike Price USD 24.75, Expires 8/04/10, Broker Deutsche Bank Securities	8,000	(9,520)
AT&T Inc., Strike Price USD 25.20, Expires 9/09/10, Broker Goldman Sachs & Co.	4,000	(3,782)
AT&T Inc., Strike Price USD 26.25, Expires 9/24/10, Broker Goldman Sachs & Co.	4,000	(1,687)
Australia & New Zealand Banking Group Ltd., Strike Price AUD 22.42, Expires 8/16/10, Broker Goldman Sachs & Co.	9,000	(7,089)
AXA SA, Strike Price EUR 13.22, Expires 9/14/10, Broker Credit Suisse First Boston	5,800	(9,418)
Axfood AB, Strike Price SEK 210.48, Expires 9/28/10, Broker Morgan Stanley & Co., Inc.	3,800	(2,154)
Banco Santander SA, Strike Price EUR 9.77, Expires 9/14/10, Broker Credit Suisse First Boston	24,900	(19,821)
Bank of Montreal, Strike Price CAD 62, Expires 9/20/10, Broker TD Securities	92	(20,225)
Bank of Nova Scotia, Strike Price CAD 52, Expires 8/23/10, Broker TD Securities	54	(3,861)
Barclays Plc, Strike Price GBP 3.43, Expires 9/28/10, Broker UBS Securities LLC	21,400	(5,929)
BASF AG, Strike Price EUR 45.84, Expires 9/01/10, Broker Credit Suisse First Boston	5,700	(7,850)
BHP Billiton Ltd., Strike Price AUD 38.35, Expires 8/16/10, Broker Goldman Sachs & Co.	7,200	(13,122)
BHP Billiton Plc, Strike Price GBP 19.48, Expires 8/05/10, Broker Morgan Stanley & Co., Inc.	5,700	(3,120)

Options Written	Contracts	Value

Over-the-Counter Call Options Written—(continued)
Bouygues SA, Strike Price EUR 33.84, Expires 9/28/10, Broker Credit Suisse First Boston	4,300	$(7,289)
Bristol-Myers Squibb Co., Strike Price USD 26, Expires 9/24/10, Broker Goldman Sachs & Co.	5,000	(1,591)
British American Tobacco Plc, Strike Price GBP 22.02, Expires 8/05/10, Broker UBS Securities LLC	6,900	(1,442)
Cannon, Inc., Strike Price JPY 3,559.50, Expires 8/16/10, Broker Goldman Sachs & Co.	4,500	(11,618)
CenturyTel, Inc., Strike Price USD 34.56, Expires 8/13/10, Broker Credit Suisse First Boston	7,000	(7,405)
Chevron Corp., Strike Price USD 73.50, Expires 8/20/10, Broker Morgan Stanley & Co., Inc.	9,000	(26,933)
Chubb Corp., Strike Price USD 50.24, Expires 8/31/10, Broker Credit Suisse First Boston	1,200	(3,248)
Chubb Corp., Strike Price USD 52, Expires 8/13/10, Broker Deutsche Bank Securities	2,000	(2,239)
Cincinnati Financial Corp., Strike Price USD 27.58, Expires 8/03/10, Broker Morgan Stanley & Co., Inc.	6,000	(995)
Dominion Resources, Inc., Strike Price USD 41.60, Expires 8/20/10, Broker UBS Securities LLC	3,500	(2,908)
Enbridge, Inc., Strike Price CAD 50, Expires 8/23/10, Broker National Financial Services	60	(3,648)
Enel SpA, Strike Price EUR 3.80, Expires 8/20/10, Broker Morgan Stanley & Co., Inc.	3	(143)
Enel SpA, Strike Price EUR 4, Expires 8/20/10, Broker Morgan Stanley & Co., Inc.	50	(828)
ENI SpA, Strike Price EUR 16, Expires 8/20/10, Broker Morgan Stanley & Co., Inc.	33	(4,549)
Esprit Holdings Ltd., Strike Price HKD 43.69, Expires 8/16/10, Broker JPMorgan Chase Securities	27,500	(18,229)
Exxon Mobil Corp., Strike Price USD 63, Expires 8/03/10, Broker Credit Suisse First Boston	7,000	(24)
Exxon Mobil Corp., Strike Price USD 63, Expires 8/10/10, Broker Credit Suisse First Boston	7,000	(489)
Foster’s Group Ltd., Strike Price AUD 5.83, Expires 8/16/10, Broker Morgan Stanley & Co., Inc.	45,300	(3,404)
GlaxoSmithKline Plc, Strike Price GBP 11.98, Expires 9/14/10, Broker Citigroup Global Markets	13,000	(937)
Hang Seng Bank Ltd., Strike Price HKD 106.34, Expires 8/16/10, Broker JPMorgan Chase Securities	8,500	(2,005)
Hennes & Mauritz AB, Strike Price SEK 232.15, Expires 9/28/10, Broker UBS Securities LLC	11,400	(6,622)
Hitachi Koki Co. Ltd., Strike Price JPY 814.99, Expires 8/16/10, Broker Goldman Sachs & Co.	15,300	(1,370)

3	JULY 31, 2010

Schedule of Investments (continued)	BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY)
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Over-the-Counter Call Options Written—(continued)
Hongkong Electric Holdings Ltd., Strike Price HKD 46.46, Expires 8/16/10, Broker Morgan Stanley & Co., Inc.	52,500	$(4,725)
Hopewell Holdings Ltd., Strike Price HKD 23.08, Expires 8/16/10, Broker Morgan Stanley & Co., Inc.	72,000	(13,719)
HSBC Holdings Plc, Strike Price GBP 6.44, Expires 9/14/10, Broker Morgan Stanley & Co., Inc.	51,300	(17,918)
Iberdrola SA, Strike Price EUR 5.20, Expires 9/14/10, Broker Citigroup Global Markets	16,300	(6,134)
Indra Sistemas SA, Strike Price EUR 12.84, Expires 9/28/10, Broker Citigroup Global Markets	6,400	(2,455)
Intel Corp., Strike Price USD 21.54, Expires 9/02/10, Broker Morgan Stanley & Co., Inc.	11,000	(3,256)
International Business Machines Corp., Strike Price USD 125, Expires 8/10/10, Broker Citigroup Global Markets	2,000	(7,247)
Keppel Corp., Strike Price SGD 8.79, Expires 8/16/10, Broker Morgan Stanley & Co., Inc.	29,000	(13,077)
Kesko Oyj, B Shares, Strike Price EUR 28.81, Expires 8/05/10, Broker UBS Securities LLC	4,300	(6,386)
Koninklijke (Royal) KPN NV, Strike Price EUR 11.04, Expires 9/01/10, Broker Credit Suisse First Boston	11,200	(1,200)
Liberty Property Trust, Strike Price USD 32.28, Expires 8/10/10, Broker UBS Securities LLC	4,000	(1,709)
Man Group Plc, Strike Price GBP 2.58, Expires 9/01/10, Broker Goldman Sachs & Co.	31,000	(671)
Manulife Financial Corp., Strike Price CAD 16, Expires 9/20/10, Broker TD Securities	75	(6,383)
McDonald’s Corp., Strike Price USD 67.14, Expires 8/31/10, Broker Morgan Stanley & Co., Inc.	7,000	(20,306)
MetlLfe, Inc., Strike Price USD 40.87, Expires 8/26/10, Broker JPMorgan Chase Securities	4,000	(8,374)
Microsoft Corp., Strike Price USD 24.77, Expires 8/13/10, Broker Morgan Stanley & Co., Inc.	18,000	(20,040)
Mitsui & Co. Ltd., Strike Price JPY 1,160.30, Expires 8/16/10, Broker Morgan Stanley & Co., Inc.	20,200	(4,663)
Mobistar SA, Strike Price EUR 45.70, Expires 9/28/10, Broker UBS Securities LLC	2,100	(1,052)
National Australia Bank Ltd., Strike Price AUD 24.25, Expires 8/16/10, Broker Morgan Stanley & Co., Inc.	17,500	(17,355)
National Bank of Canada, Strike Price CAD 58, Expires 9/20/10, Broker Bank of Montreal	29	(6,403)
Nationwide Health Properties, Inc. - REIT, Strike Price USD 36.80, Expires 8/13/10, Broker Citigroup Global Markets	7,200	(10,463)

Options Written	Contracts	Value

Over-the-Counter Call Options Written—(continued)
Nestle SA, Strike Price CHF 53.85, Expires 9/01/10, Broker Credit Suisse First Boston	2,800	$(571)
Nintendo Co. Ltd., Strike Price JPY 27,131.75, Expires 8/16/10, Broker Morgan Stanley & Co., Inc.	200	(200)
Nokia Oyj, Strike Price EUR 7.35, Expires 9/28/10, Broker Credit Suisse First Boston	10,600	(2,481)
OPAP SA, Strike Price EUR 11.51, Expires 9/28/10, Broker Citigroup Global Markets	5,900	(3,885)
Oracle Corp. Japan, Strike Price JPY 4,724.82, Expires 8/16/10, Broker UBS Securities LLC	5,600	(1,876)
Pfizer, Inc., Strike Price USD 15.11, Expires 8/27/10, Broker Morgan Stanley & Co., Inc.	5,000	(1,986)
Portugal Telecom SGPS SA, Strike Price EUR 8.63, Expires 9/28/10, Broker Morgan Stanley & Co., Inc.	16,500	(12,669)
PPR, Strike Price EUR 105, Expires 9/17/10, Broker Credit Suisse First Boston	7	(2,765)
Ratos AB, B Shares, Strike Price SEK 213.08, Expires 9/28/10, Broker UBS Securities LLC	9,800	(11,101)
Reynolds American, Inc., Strike Price USD 56.08, Expires 9/10/10, Broker Morgan Stanley & Co., Inc.	3,300	(7,254)
Ricoh Co. Ltd., Strike Price JPY 1,172.81, Expires 9/27/10, Broker Goldman Sachs & Co.	20,000	(18,330)
Royal Bank of Canada, Strike Price CAD 54, Expires 9/20/10, Broker TD Securities	115	(17,171)
Royal Dutch Shell Plc, A Shares, Strike Price EUR 22, Expires 9/17/10, Broker Morgan Stanley & Co., Inc.	67	(1,887)
RWE AG, Strike Price EUR 59.81, Expires 8/04/10, Broker Credit Suisse First Boston	1,700	(1)
Sanofi-Aventis SA, Strike Price EUR 49, Expires 9/17/10, Broker Deutsche Bank Securities	19	(802)
Santos Ltd., Strike Price AUD 13.81, Expires 8/16/10, Broker JPMorgan Chase Securities	36,500	(4,442)
SAP AG, Strike Price EUR 37.37, Expires 9/01/10, Broker Citigroup Global Markets	3,200	(223)
Scania AB, B Shares, Strike Price SEK 126.07, Expires 8/05/10, Broker Citigroup Global Markets	19,500	(19,327)
Schneider Electric SA, Strike Price EUR 88.96, Expires 9/28/10, Broker Morgan Stanley & Co., Inc.	2,300	(12,653)
Scottish & Southern Energy Plc, Strike Price GBP 11.70, Expires 8/04/10, Broker Credit Suisse First Boston	14,000	(1)
Sharp Corp., Strike Price JPY 990.86, Expires 8/16/10, Broker Morgan Stanley & Co., Inc.	14,000	(2,079)
Siemens AG, Strike Price EUR 76.99, Expires 9/28/10, Broker Credit Suisse First Boston	1,900	(5,274)

JULY 31, 2010	4

Schedule of Investments (continued)	BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY)
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Over-the-Counter Call Options Written—(concluded)
Singapore Technologies Engineering Ltd., Strike Price SGD 3.34, Expires 8/16/10, Broker Morgan Stanley & Co., Inc.	66,000	$(913)
Societe Generale, Strike Price EUR 45.54, Expires 9/28/10, Broker Morgan Stanley & Co., Inc.	1,800	(5,356)
Solvay SA, Strike Price EUR 75.23, Expires 9/28/10, Broker UBS Securities LLC	1,700	(4,184)
Standard Chartered Plc, Strike Price GBP 18.88, Expires 9/28/10, Broker UBS Securities LLC	13,400	(13,854)
Suncor Energy, Inc., Strike Price CAD 34, Expires 9/20/10, Broker TD Securities	18	(1,926)
Takeda Pharmaceutical Co. Ltd., Strike Price JPY 4,065.25, Expires 8/16/10, Broker Morgan Stanley & Co., Inc.	5,600	(1,515)
TeliaSonera AB, Strike Price SEK 54.57, Expires 9/28/10, Broker UBS Securities LLC	23,500	(1,348)
Total SA, Strike Price EUR 39.27, Expires 8/05/10, Broker Deutsche Bank Securities	7,000	(2,025)
Toyota Motor Corp., Strike Price JPY 3,176.95, Expires 8/16/10, Broker Morgan Stanley & Co., Inc.	9,700	(2,037)
United Overseas Bank Ltd., Strike Price SGD 19.86, Expires 8/16/10, Broker Johnson Rice & Co.	10,000	(2,996)
United Technologies Corp., Strike Price USD 68.50, Expires 8/26/10, Broker UBS Securities LLC	2,500	(8,073)
Vinci SA, Strike Price EUR 37, Expires 9/17/10, Broker Morgan Stanley & Co., Inc.	54	(12,508)
Wal-Mart Stores, Inc., Strike Price USD 52.50, Expires 8/10/10, Broker Morgan Stanley & Co., Inc.	5,000	(620)
Zurich Financial Services AG, Strike Price CHF 247.45, Expires 9/28/10, Broker Credit Suisse First Boston	620	(2,934)

Total Over-the-Counter Call Options Written		(595,563)

Total Options Written (Premiums Received $840,239) — (1.1)%		(893,022)

Total Investments Net of Outstanding Options Written—100.3%		81,869,093
Liabilities in Excess of Other Assets—(0.3)%		(284,847)

Net Assets—100.0%		$81,584,246

*	The cost and unrealized appreciation (depreciation) of investments as of July 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$86,778,661

Gross unrealized appreciation	$5,232,458
Gross unrealized depreciation	(9,249,004)

Net unrealized depreciation	$(4,016,546)

(a)	Non-income producing security.

(b)	Security, or a portion thereof, pledged as collateral for outstanding options written.

(c)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2009	Net Activity	Shares Held at July 31, 2010	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	2,037,764	2,233,562	4,271,326	$1,984

(d)	Represents current yield as of report date.

•	Foreign currency exchange contracts as of July 31, 2010 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	44,104	CHF	46,000	Citigroup Global Markets	8/02/10	$(55)
CHF	25,000	USD	23,970	Citigroup Global Markets	8/03/10	30
USD	4,825	CAD	5,000	Citigroup Global Markets	8/03/10	(38)
USD	70,697	EUR	54,000	UBS Securities LLC	8/03/10	327

Total						$264

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

5	JULY 31, 2010

Schedule of Investments (concluded)	BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY)
(Percentages shown are based on Net Assets)

•

Level 3 — unobservable inputs based on the best information available In the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of July 31, 2010 in determining the fair valuation of the Trust’s investments and derivatives:

	Valuation Inputs

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Common Stocks:
Australia	—	$3,824,619	—	$3,824,619
Belgium	—	716,560	—	716,560
Canada	$5,615,947	—	—	5,615,947
Finland	—	666,463	—	666,463
France	—	3,662,960	—	3,662,960
Germany	—	2,602,756	—	2,602,756
Greece	—	377,454	—	377,454
Hong Kong	—	2,091,935	—	2,091,935
Italy	—	1,179,213	—	1,179,213
Japan	—	4,970,216	—	4,970,216
Netherlands	—	387,695	—	387,695
Portugal	—	454,408	—	454,408
Singapore	12,009	1,271,029	—	1,283,038
Spain	—	1,695,401	—	1,695,401
Sweden	—	3,175,494	—	3,175,494
Switzerland	—	701,381	—	701,381
United Kingdom	—	6,360,077	—	6,360,077
United States	38,725,172	—	—	38,725,172
Short-Term Securities	4,271,326	—	—	4,271,326

Total	$48,624,454	$34,137,661	—	$82,762,115

Derivative Financial Instruments[1]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Foreign currency exchange contracts	—	$357	—	$357
Liabilities:
Equity contracts	$(357,076)	(535,946)	—	(893,022)
Foreign currency exchange contracts	—	(93)	—	(93)

Total	$(357,076)	$(535,682)	—	$(892,758)

[1]

Derivative financial instruments are foreign currency exchange contracts and options. Foreign currency exchange contracts are shown at the unrealized appreciation/depreciation on the instrument and options are shown at value.

KEY TO ABBREVIATIONS

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
REIT	—	Real Estate Investment Trust
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
USD	—	U.S. Dollar

JULY 31, 2010	6

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock S&P Quality Rankings Global Equity Managed Trust

By:	/s/ Anne F. Ackerley

Anne F. Ackerley
Chief Executive Officer of
BlackRock S&P Quality Rankings Global Equity Managed Trust

Date: September 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Anne F. Ackerley

Anne F. Ackerley
Chief Executive Officer (principal executive officer) of BlackRock S&P Quality Rankings Global Equity Managed Trust

Date: September 27, 2010

By:	/s/ Neal J. Andrews

Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock S&P Quality Rankings Global Equity Managed Trust

Date: September 27, 2010